Non-Interest Revenue - Summary of Disaggregation of Revenue (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2017 INR (₨)
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 134,155.2	$ 1,939.8	₨ 120,060.9	₨ 94,120.3
Deposit Related Fees
Disaggregation of Revenue [Line Items]
Fees and commissions	25,383.0	367.0	22,424.9	20,407.5
Lending related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	30,176.2	436.3	31,791.6	26,705.4
Third party products related fees
Disaggregation of Revenue [Line Items]
Fees and commissions	22,000.4	318.1	20,908.1	13,813.1
Payments and cards business fees
Disaggregation of Revenue [Line Items]
Fees and commissions	47,012.4	679.8	34,551.4	25,115.2
Other
Disaggregation of Revenue [Line Items]
Fees and commissions	₨ 9,583.2	$ 138.6	₨ 10,384.9	₨ 8,079.1